PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 101.4%
Argentina : 1.0%
24,898
(1)(2)
Vista Energy SAB de CV,
ADR
$ 856,491
0.6
27,067
(1)(2)
YPF SA, ADR
657,458
0.4
1,513,949
1.0
Brazil : 11.2%
160,576
Banco BTG Pactual SA
1,457,547
1.0
187,899
Banco do Brasil SA
776,698
0.5
27,432
Embraer SA, ADR
1,658,264
1.1
208,683  Itau Unibanco Holding
SA, ADR
1,531,733
1.0
1,782
(2)
MercadoLibre, Inc.
4,164,427
2.8
205,210
(2)
NU Holdings Ltd./Cayman
Islands - Class A
3,285,412
2.2
135,645  Petroleo Brasileiro SA,
ADR
1,603,324
1.1
194,187
Telefonica Brasil SA
1,240,885
0.8
154,506
WEG SA
1,059,312
0.7
16,777,602
11.2
China : 25.5%
38,524  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
1,624,246
1.1
13,416
(1)
Alibaba Group Holding
Ltd., ADR
2,397,842
1.6
82,000
BYD Co. Ltd. - Class A
1,264,641
0.8
42,900  Contemporary Amperex
Technology Co. Ltd. -
Class A
2,433,006
1.6
134,083  Full Truck Alliance Co.
Ltd., ADR
1,739,056
1.2
171,369  Fuyao Glass Industry
Group Co. Ltd. - Class A
1,769,124
1.2
32,429
(1)
H World Group Ltd., ADR
1,268,298
0.8
42,973
KE Holdings, Inc., ADR
816,487
0.5
64,800
(2)(3)
Meituan - Class B
865,648
0.6
199,200  Midea Group Co. Ltd. -
Class A
2,037,045
1.3
131,742  Montage Technology Co.
Ltd. - Class A
2,875,887
1.9
147,400  Shenzhen Inovance
Technology Co. Ltd. -
Class A
1,741,408
1.2
35,000  Sieyuan Electric Co. Ltd.
- Class A
536,565
0.4
137,500
Tencent Holdings Ltd.
11,716,320
7.8
82,706  Tencent Music
Entertainment Group,
ADR
1,930,358
1.3
24,358
Trip.com Group Ltd., ADR
1,831,722
1.2
36,152
Yum China Holdings, Inc.
1,551,644
1.0
38,399,297
25.5
Greece : 0.7%
71,466  National Bank of Greece
SA
1,040,651
0.7
Guatemala : 1.1%
33,729  Millicom International
Cellular SA
1,637,206
1.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong : 3.2%
304,600
AIA Group Ltd.
$ 2,919,276
1.9
147,500  Techtronic Industries Co.
Ltd.
1,885,526
1.3
4,804,802
3.2
Hungary : 0.2%
4,473
OTP Bank Nyrt
386,929
0.2
India : 13.3%
428  Apollo Hospitals
Enterprise Ltd.
35,740
0.0
249,411
Bharat Electronics Ltd.
1,135,279
0.8
65,876
Bharti Airtel Ltd.
1,393,244
0.9
30,316  Cholamandalam
Investment and Finance
Co. Ltd.
549,343
0.4
292,946
Coforge Ltd.
3,296,078
2.2
67,891  Dr Reddy's Laboratories
Ltd.
941,901
0.6
30,026
(3)
HDFC Asset
Management Co. Ltd.
1,870,614
1.2
47,735
HDFC Bank Ltd.
511,562
0.3
66,102
ICICI Bank Ltd.
1,001,792
0.7
28,291
Mahindra & Mahindra Ltd.
1,091,881
0.7
21,059
(2)
MakeMyTrip Ltd.
1,971,122
1.3
104,205  Max Healthcare Institute
Ltd.
1,308,244
0.9
378,582
NTPC Ltd.
1,451,744
1.0
13,790
Polycab India Ltd.
1,131,521
0.8
239,072
Shriram Finance Ltd.
1,657,689
1.1
4,896
UltraTech Cement Ltd.
674,148
0.4
20,021,902
13.3
Indonesia : 0.9%
2,882,100
Bank Central Asia Tbk PT
1,319,888
0.9
Mexico : 1.9%
160,349  Grupo Financiero Banorte
SAB de CV - Class O
1,610,451
1.1
141,306  Grupo Mexico SAB de
CV
1,229,613
0.8
2,840,064
1.9
Panama : 0.8%
10,271  Copa Holdings SA - Class
A
1,220,400
0.8
Portugal : 1.0%
62,180  Jeronimo Martins SGPS
SA
1,513,790
1.0
Saudi Arabia : 0.7%
34,624
Al Rajhi Bank
989,388
0.7
Singapore : 2.5%
243,055
(2)
Grab Holdings Ltd. -
Class A
1,463,191
1.0
12,962
(2)
Sea Ltd., ADR
2,316,698
1.5
3,779,889
2.5
South Africa : 1.7%
42,915
Bid Corp. Ltd.
1,074,117
0.7
7,108  Capitec Bank Holdings
Ltd.
1,434,292
1.0
2,508,409
1.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea : 11.3%
47,093
(2)
Coupang, Inc.
$ 1,516,395
1.0
5,465  Hanwha Aerospace Co.
Ltd.
4,321,915
2.9
17,378
(2)
Hanwha Industrial
Solutions Co. Ltd./ New
659,198
0.4
11,386
Kia Corp.
817,252
0.5
41,870  Samsung Electronics Co.
Ltd.
2,510,120
1.7
29,111
SK Hynix, Inc.
7,216,558
4.8
17,041,438
11.3
Spain : 1.7%
133,404  Banco Bilbao Vizcaya
Argentaria SA
2,570,654
1.7
Taiwan : 17.2%
53,000  ASE Technology Holding
Co. Ltd.
289,400
0.2
92,000
Delta Electronics, Inc.
2,591,650
1.7
41,000
MediaTek, Inc.
1,778,160
1.2
439,223  Taiwan Semiconductor
Manufacturing Co. Ltd.
19,078,893
12.7
19,000
Wiwynn Corp.
2,081,853
1.4
25,819,956
17.2
Turkey : 3.8%
556,178  Aselsan Elektronik
Sanayi Ve Ticaret AS
2,881,954
1.9
107,389  BIM Birlesik Magazalar
AS
1,397,338
0.9
250,385  Turkiye Garanti Bankasi
AS
844,044
0.6
640,993
(2)
Yapi ve Kredi Bankasi AS
524,389
0.4
5,647,725
3.8
United States : 1.7%
22,026
(2)
ExlService Holdings, Inc.
969,805
0.6
6,388
(2)
Globant SA
366,543
0.2
1,382  Monolithic Power
Systems, Inc.
1,272,325
0.9
2,608,673
1.7
Total Common Stock
(Cost $105,612,518)
152,442,612
101.4
Total Long-Term
Investments
(Cost $105,612,518)
152,442,612
101.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.1%
Repurchase Agreements : 2.8%
43,241
(4)
Bank of America
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.200%, due 10/01/2025
(Repurchase Amount
$43,246, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $44,106, due
11/15/41-05/15/54)
$ 43,241
0.0
1,105,619
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $1,105,747,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,127,745, due
08/27/27-09/01/55)
1,105,619
0.7
1,105,619
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%, due
10/01/2025 (Repurchase
Amount $1,105,747,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $1,127,731, due
08/01/32-06/01/64)
1,105,619
0.7
70,572
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$70,580, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $71,983, due
07/15/26-08/15/54)
70,572
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
285,909
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$285,942, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $291,627, due
12/31/31-05/31/32)
$ 285,909
0.2
37,944
(4)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$37,948, collateralized
by various U.S.
Government Securities,
0.750%-4.375%, Market
Value plus accrued
interest $38,703, due
05/31/26-09/30/32)
37,944
0.0
395,288
(4)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$395,333, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $403,194, due
11/18/25-08/15/55)
395,288
0.3
127,227
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$127,242, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $129,772, due
10/23/25-08/15/55)
127,227
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 09/30/2025,
4.290%, due 10/01/2025
(Repurchase Amount
$1,000,118, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,018,129, due
10/15/26-02/15/54)
$ 1,000,000
0.7
Total Repurchase
Agreements
(Cost $4,171,419)
4,171,419
2.8
Time Deposits : 0.5%
110,000
(4)
Canadian Imperial Bank
of Commerce,
4.090
%,
10/01/2025 110,000
0.1
100,000
(4)
DZ Bank AG,
4.080
%,
10/01/2025 100,000
0.0
100,000
(4)
HSBC Bank PLC,
4.130
%,
10/01/2025 100,000
0.0
110,000
(4)
Landesbank Hessen
Thueringen Girozentrale,
4.100
%,
10/01/2025 110,000
0.1
110,000
(4)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 110,000
0.1
110,000
(4)
Royal Bank of Canada,
4.140
%,
10/01/2025 110,000
0.1
110,000
(4)
Societe Generale S.A.,
4.090
%,
10/01/2025 110,000
0.1
Total Time Deposits
(Cost $750,000)
750,000
0.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.8%
1,192,175
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $1,192,175) $ 1,192,175 0.8
Total Short-Term
Investments
(Cost $6,113,594)
6,113,594
4.1
Total Investments in
Securities
(Cost $111,726,112) $ 158,556,206 105.5
Liabilities in Excess of
Other Assets (8,295,912) (5.5)
Net Assets $ 150,260,294 100.0
ADR American Depositary Receipt

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 27.7%
Financials 19.7
Industrials 16.5
Consumer Discretionary 16.5
Communication Services 11.9
Consumer Staples 2.7
Energy 2.1
Health Care 1.5
Materials 1.3
Utilities 1.0
Real Estate 0.5
Short-Term Investments 4.1
Liabilities in Excess of Other Assets (5.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Argentina $ 1,513,949 $ — $ — $ 1,513,949
Brazil 16,777,602 — — 16,777,602
China 11,535,407 26,863,890 — 38,399,297
Greece — 1,040,651 — 1,040,651
Guatemala 1,637,206 — — 1,637,206
Hong Kong — 4,804,802 — 4,804,802
Hungary — 386,929 — 386,929
India 3,279,366 16,742,536 — 20,021,902
Indonesia — 1,319,888 — 1,319,888
Mexico 2,840,064 — — 2,840,064
Panama 1,220,400 — — 1,220,400
Portugal — 1,513,790 — 1,513,790
Saudi Arabia — 989,388 — 989,388
Singapore 3,779,889 — — 3,779,889
South Africa 1,074,117 1,434,292 — 2,508,409
South Korea 1,516,395 15,525,043 — 17,041,438
Spain — 2,570,654 — 2,570,654
Taiwan — 25,819,956 — 25,819,956
Turkey 1,397,338 4,250,387 — 5,647,725
United States 2,608,673 — — 2,608,673
Total Common Stock 49,180,406 103,262,206 — 152,442,612
Short-Term Investments 1,192,175 4,921,419 — 6,113,594
Total Investments, at fair value $ 50,372,581 $ 108,183,625 $ — $ 158,556,206
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 50,139,496
Gross Unrealized Depreciation (3,309,402)
Net Unrealized Appreciation $ 46,830,094